Promissory Notes - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Promissory notes	$ 4,478	$ 0
Bear interest at rate	10.00%
Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Promissory notes	$ 4,478
Sponsor Note [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Paid in cash	1,100
Promissory notes	$ 806
Debt Instrument, Frequency of Periodic Payment	monthly
Payment term	The Sponsor Note shall be payable in six monthly installments of $134 thousand beginning on October 1, 2025 and ending on March 1, 2026.
Debt instrument, periodic payment	$ 134
FutureTech Note [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Paid in cash	340
Promissory notes	$ 1,022
Debt Instrument, Frequency of Periodic Payment	monthly
Payment term	The FutureTech Note shall be payable in six monthly installments of $170 thousand beginning on October 1, 2025 and ending on March 1, 2026.
Debt instrument, periodic payment	$ 170
Denali Underwriter Notes [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Paid in cash	350
Promissory notes	$ 2,650
Debt Instrument, Frequency of Periodic Payment	monthly
Payment term	The Denali Underwriter Notes shall be payable in nine monthly installments of $300 thousand beginning on October 1, 2025 and ending on June 1, 2026.
Debt instrument, periodic payment	$ 300